BASIS OF PRESENTATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value of contingent consideration (Details 2)			12 Months Ended
	Jun. 04, 2012 Apex USD ($)	Jun. 04, 2012 Apex CAD	Dec. 31, 2012 Fair Value Measurements Level 3 USD ($)	Dec. 31, 2012 Fair Value Measurements Level 3 Apex USD ($)	Dec. 31, 2012 Fair Value Measurements Level 3 Illume Mobile USD ($)
Liabilities
Balance at beginning	$ 3,361,000	3,500,000
Earn-out				1,033,000	107,000
Apex bonus consideration				153,000
Changes in fair value
Effect of currency translation			53,000
Balance at ending	$ 3,361,000	3,500,000	$ 1,346,000